Lease Transactions (Tables)	12 Months Ended
Mar. 31, 2025
Leases [Abstract]
Profit or Loss of Lease Transactions as a Lessee
The following table presents profit or loss of lease transactions as a lessee for the fiscal years ended March 31, 2023, 2024 and 2025:

	2023 (As Adjusted)	2024 (As Adjusted)	2025
	(in millions)
Finance lease cost:
Amortization of right-of-use assets	¥5,672	¥6,352	¥6,277
Interest on lease liabilities	218	341	373
Operating lease cost	67,297	65,719	67,281

Information of Lease Transactions as a Lessee
The following table presents information of lease transactions as a lessee for the fiscal years ended March 31, 2024 and 2025:

	2024 (As Adjusted)	2025
	(in millions, except years and percentages)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	¥339	¥372
Operating cash flows from operating leases	92,594	89,159
Financing cash flows from finance leases	9,251	9,240
Right-of-use assets obtained in exchange for new finance lease liabilities	15,987	4,657
Right-of-use assets obtained in exchange for new operating lease liabilities	51,764	40,608
Weighted-average remaining lease term:
Finance leases	3.8 years	3.5 years
Operating leases	7.3 years	6.8 years
Weighted-average discount rate:
Finance leases	1.17%	1.26%
Operating leases	1.48%	1.93%

Maturities of Lease Liabilities as a Leasee
Maturities of lease liabilities as of March 31, 2025 are as follows:

	Finance leases	Operating leases
	(in millions)
2026	¥7,485	¥82,508
2027	6,063	69,847
2028	4,733	56,177
2029	2,622	38,702
2030	676	25,144
2031 and thereafter	451	92,377
Total undiscounted cash flows	22,030	364,755
Difference between undiscounted and discounted cash flows	(570)	(23,256)
Amount on balance sheet	¥21,460	¥341,499

Profit or Loss of Lease Transactions as a Lessor
The following table presents profit or loss of lease transactions as a lessor for the fiscal years ended March 31, 2023, 2024 and 2025:

	2023 (As Adjusted)	2024 (As Adjusted)	2025
	(in millions)
Sales type and direct financing leases:
Finance income on net investment	¥130,654	¥145,433	¥147,667
Operating leases:
Lease income	6,980	8,546	10,780
Total	¥137,634	¥153,979	¥158,447

Component of Direct Financing Lease Transactions
The following table presents the components of sales type and direct financing leases transactions as of March 31, 2024 and 2025:

	2024 (As Adjusted)	2025
	(in millions)
Lease receivables (undiscounted)	¥2,264,022	¥2,202,205
Adjustments:
Discounted unguaranteed residual value	7,446	7,772
Initial direct cost on sales type and direct financing leases	36,347	32,822
Deferred selling profit	(398,812)	(366,108)
Net investment in sales type and direct financing leases	¥1,909,003	¥1,876,691

Maturity of the Lease Payment Receivables of Direct Financing Lease Transactions
The following table presents maturity of the lease receivables of sales type and direct financing lease transactions including a reconciliation of undiscounted cash flows to the lease receivables recognized on balance sheet, and the lease payments of operating lease transactions as of March 31, 2025:

	Lease receivables of sales type and direct financing lease	Lease payments of operating leases
	(in millions)
2026	¥573,406	¥10,544
2027	523,333	8,480
2028	399,779	7,614
2029	315,258	7,060
2030	208,871	5,389
2031 and thereafter	181,558	68,804
Total undiscounted cash flows	2,202,205	107,891
Difference between undiscounted cash flows and the lease receivables recognized on balance sheet	(325,514)
Amount on balance sheet	¥1,876,691